Quarterly Holdings Report
for

Fidelity® Equity-Income Fund

April 30, 2019

EQU-QTLY-0619
1.800336.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	1,104,389	$34,192
Verizon Communications, Inc.	2,927,460	167,421
		201,613
Entertainment - 0.7%
The Walt Disney Co.	325,700	44,611
Media - 2.4%
Comcast Corp. Class A	3,116,088	135,643
Interpublic Group of Companies, Inc.	832,900	19,157
		154,800
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	265,000	19,342

TOTAL COMMUNICATION SERVICES		420,366

CONSUMER DISCRETIONARY - 6.2%
Automobiles - 0.6%
General Motors Co.	1,036,300	40,364
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	614,100	121,328
Royal Caribbean Cruises Ltd.	372,300	45,026
		166,354
Multiline Retail - 0.2%
Dollar General Corp.	135,000	17,022
Specialty Retail - 2.4%
Burlington Stores, Inc. (a)	60,000	10,135
Home Depot, Inc.	160,800	32,755
Lowe's Companies, Inc.	589,800	66,730
TJX Companies, Inc.	788,800	43,289
		152,909
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	184,600	23,812

TOTAL CONSUMER DISCRETIONARY		400,461

CONSUMER STAPLES - 8.4%
Beverages - 1.2%
Diageo PLC	375,000	15,809
Keurig Dr. Pepper, Inc.	263,700	7,666
PepsiCo, Inc.	448,900	57,482
		80,957
Food & Staples Retailing - 2.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	105,100	6,197
BJ's Wholesale Club Holdings, Inc.	105,431	2,989
Walmart, Inc.	1,262,491	129,835
		139,021
Food Products - 2.1%
Hilton Food Group PLC	1,605,709	21,273
McCormick & Co., Inc. (non-vtg.)	94,000	14,473
Mondelez International, Inc.	866,300	44,051
Nestle SA (Reg. S)	217,379	20,929
The J.M. Smucker Co.	261,800	32,105
		132,831
Household Products - 0.7%
Kimberly-Clark Corp.	269,200	34,560
Procter & Gamble Co.	125,097	13,320
		47,880
Personal Products - 0.6%
Unilever NV (Certificaten Van Aandelen) (Bearer)	592,300	35,837
Tobacco - 1.7%
Altria Group, Inc.	934,500	50,771
British American Tobacco PLC (United Kingdom)	799,100	31,284
Philip Morris International, Inc.	286,200	24,773
		106,828

TOTAL CONSUMER STAPLES		543,354

ENERGY - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
BP PLC	3,921,800	28,518
Chevron Corp.	1,197,472	143,768
ConocoPhillips Co.	1,536,000	96,952
Enterprise Products Partners LP	1,154,400	33,050
Equinor ASA	680,000	15,169
Exxon Mobil Corp.	375,000	30,105
Imperial Oil Ltd.	995,600	28,923
Phillips 66 Co.	398,700	37,585
Suncor Energy, Inc.	1,165,300	38,429
The Williams Companies, Inc.	1,044,362	29,587
Valero Energy Corp.	444,000	40,253
		522,339
FINANCIALS - 21.8%
Banks - 12.7%
Bank of America Corp.	5,924,100	181,159
Citigroup, Inc.	1,968,800	139,194
Huntington Bancshares, Inc.	1,508,700	21,001
JPMorgan Chase & Co.	1,974,082	229,095
Lakeland Financial Corp.	3,200	153
M&T Bank Corp.	181,700	30,902
SunTrust Banks, Inc.	864,100	56,581
Wells Fargo & Co.	3,316,650	160,559
		818,644
Capital Markets - 3.6%
KKR & Co. LP	5,223,565	127,716
The Blackstone Group LP	2,595,632	102,424
		230,140
Consumer Finance - 1.2%
Capital One Financial Corp.	558,100	51,808
Discover Financial Services	306,800	25,001
		76,809
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	283,500	61,437
Insurance - 3.4%
Chubb Ltd.	606,500	88,064
Marsh & McLennan Companies, Inc.	339,700	32,030
MetLife, Inc.	1,103,638	50,911
The Travelers Companies, Inc.	323,800	46,546
		217,551

TOTAL FINANCIALS		1,404,581

HEALTH CARE - 14.5%
Biotechnology - 1.4%
Amgen, Inc.	500,000	89,660
Health Care Equipment & Supplies - 3.1%
Alcon, Inc. (a)	113,800	6,623
Becton, Dickinson & Co.	460,200	110,789
Danaher Corp.	639,700	84,722
		202,134
Health Care Providers & Services - 1.9%
Cigna Corp.	245,100	38,932
UnitedHealth Group, Inc.	341,100	79,500
		118,432
Pharmaceuticals - 8.1%
AstraZeneca PLC (United Kingdom)	981,855	73,148
Bristol-Myers Squibb Co.	1,222,800	56,775
Eli Lilly & Co.	225,700	26,416
Johnson & Johnson	1,370,548	193,521
Merck & Co., Inc.	415,000	32,665
Roche Holding AG (participation certificate)	348,340	91,914
Sanofi SA	558,519	48,730
		523,169

TOTAL HEALTH CARE		933,395

INDUSTRIALS - 8.6%
Aerospace & Defense - 3.9%
General Dynamics Corp.	280,700	50,167
Northrop Grumman Corp.	103,100	29,890
Raytheon Co.	164,400	29,196
United Technologies Corp.	1,008,820	143,868
		253,121
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	178,145	16,534
Electrical Equipment - 1.3%
AMETEK, Inc.	531,200	46,836
Fortive Corp.	299,700	25,876
Regal Beloit Corp.	99,700	8,482
		81,194
Industrial Conglomerates - 2.3%
3M Co.	30,000	5,685
General Electric Co.	6,155,755	62,604
Roper Technologies, Inc.	224,400	80,717
		149,006
Machinery - 0.5%
Allison Transmission Holdings, Inc.	184,200	8,632
Ingersoll-Rand PLC	194,200	23,811
Wabtec Corp.	27,110	2,008
		34,451
Professional Services - 0.2%
Equifax, Inc.	118,100	14,875
Trading Companies & Distributors - 0.1%
Bunzl PLC	200,000	6,022

TOTAL INDUSTRIALS		555,203

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 3.2%
Cisco Systems, Inc.	3,761,786	210,472
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	343,432	32,849
IT Services - 1.4%
Amdocs Ltd.	321,200	17,692
First Data Corp. Class A (a)	1,133,536	29,313
Paychex, Inc.	389,357	32,827
Visa, Inc. Class A	61,800	10,162
		89,994
Semiconductors & Semiconductor Equipment - 1.8%
NXP Semiconductors NV	479,400	50,634
Qualcomm, Inc.	240,000	20,671
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	994,800	43,592
		114,897
Software - 2.5%
Micro Focus International PLC	310,859	7,855
Microsoft Corp.	1,158,916	151,354
		159,209
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	254,600	51,091

TOTAL INFORMATION TECHNOLOGY		658,512

MATERIALS - 2.3%
Chemicals - 2.3%
Dow, Inc. (a)	696,300	39,501
DowDuPont, Inc.	2,088,900	80,318
LyondellBasell Industries NV Class A	308,900	27,254
		147,073
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	670,800	131,007
Public Storage	145,300	32,137
		163,144
UTILITIES - 4.5%
Electric Utilities - 3.0%
Exelon Corp.	2,753,300	140,281
NextEra Energy, Inc.	126,400	24,577
Vistra Energy Corp.	992,300	27,040
		191,898
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	468,300	19,280
Multi-Utilities - 1.2%
Ameren Corp.	354,200	25,775
CenterPoint Energy, Inc.	816,100	25,299
WEC Energy Group, Inc.	327,300	25,670
		76,744

TOTAL UTILITIES		287,922

TOTAL COMMON STOCKS
(Cost $4,496,780)		6,036,350

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest)(b)(c)(d)	17,489,627	2,031
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (b)(c)(d)	15,119,271	9,828
TOTAL OTHER
(Cost $22,679)		11,859

Money Market Funds - 6.2%
Fidelity Cash Central Fund, 2.49% (e)
(Cost $400,105)	400,025,392	400,105
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,919,564)		6,448,314
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,360
NET ASSETS - 100%		$6,450,674

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,859,000 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$7,560
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$15,119

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,295
Fidelity Securities Lending Cash Central Fund	129
Total	$2,424

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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